Equity (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Number of Shares of Subscribed and Outstanding Capital Stock

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in millions)
Authorized
Non-Voting Serial Preferred Stocks	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stocks(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stocks(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1)	Includes 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.

Summary of Dividends Declared

Our dividends declared for the years ended December 31, 2017, 2016 and 2015 are detailed as follows:

December 31, 2017

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Convertible Preferred Stock
Series JJ	May 12, 2017	June 1, 2017	June 30, 2017	1.00	—
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	February 7, 2017	February 24, 2017	March 15, 2017	—	12
	May 12, 2017	May 26, 2017	June 15, 2017	—	12
	August 10, 2017	August 25, 2017	September 15, 2017	—	13
	November 9, 2017	November 28, 2017	December 15, 2017	—	12
					49
Voting Preferred Stock	March 7, 2017	March 30, 2017	April 15, 2017	—	3
	June 13, 2017	June 27, 2017	July 15, 2017	—	2
	September 26, 2017	October 10, 2017	October 15, 2017	—	2
	December 5, 2017	December 20, 2017	January 15, 2018	—	3
					10
Common Stock
Regular Dividend	March 7, 2017	March 21, 2017	April 6, 2017	28.00	6,049
	August 10, 2017	August 25, 2017	September 8, 2017	48.00	10,371
					16,420
Charged to retained earnings					16,479

*	Dividends were declared based on total amount paid up.

December 31, 2016

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Convertible Preferred Stock
Series II (Final Dividends)	April 12, 2016	February 10, 2016	May 11, 2016	0.0027/day	—
Series JJ	May 3, 2016	June 2, 2016	June 30, 2016	1.00	—
					—
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 26, 2016	February 24, 2016	March 15, 2016	—	12
	May 3, 2016	May 24, 2016	June 15, 2016	—	12
	August 2, 2016	August 18, 2016	September 15, 2016	—	12
	November 14, 2016	November 28, 2016	December 15, 2016	—	12
					48
Voting Preferred Stock	February 29, 2016	March 30, 2016	April 15, 2016	—	3
	June 14, 2016	June 30, 2016	July 15, 2016	—	3
	August 30, 2016	September 20, 2016	October 15, 2016	—	2
	December 6, 2016	December 20, 2016	January 15, 2017	—	3
					11
Common Stock
Regular Dividend	February 29, 2016	March 14, 2016	April 1, 2016	57.00	12,315
	August 2, 2016	August 16, 2016	September 1, 2016	49.00	10,587
					22,902
Charged to retained earnings					22,961

*	Dividends were declared based on total amount paid up.

December 31, 2015

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
10% Cumulative Convertible Preferred Stock
Series II	May 5, 2015	May 19, 2015	May 30, 2015	1.00	—
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 27, 2015	February 26, 2015	March 15, 2015	—	12
	May 5, 2015	May 26, 2015	June 15, 2015	—	12
	August 4, 2015	August 20, 2015	September 15, 2015	—	13
	November 3, 2015	November 20, 2015	December 15, 2015	—	12
					49
Voting Preferred Stock	March 3, 2015	March 19, 2015	April 15, 2015	—	2
	June 9, 2015	June 26, 2015	July 15, 2015	—	3
	August 25, 2015	September 15, 2015	October 15, 2015	—	2
	December 1, 2015	December 18, 2015	January 15, 2016	—	3
					10
Common Stock
Regular Dividend	March 3, 2015	March 17, 2015	April 16, 2015	61.00	13,179
	August 4, 2015	August 27, 2015	September 25, 2015**	65.00	14,044
Special Dividend	March 3, 2015	March 17, 2015	April 16, 2015	26.00	5,618
					32,841
Charged to retained earnings					32,900

*	Dividends were declared based on total amount paid up.
**	Payment was moved to September 28, 2015 in view of Proclamation No. 1128, Series of 2015, dated September 15, 2015, declaring September 25, 2015 a regular holiday.

Our dividends declared after December 31, 2017 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 22, 2018	February 21, 2018	March 15, 2018	—	12
Voting Preferred Stock	March 8, 2018	March 28, 2018	April 15, 2018	—	3
Common Stock
Regular Dividend	March 27, 2018	April 13, 2018	April 27, 2018	28.00	6,050
Charge to retained earnings					6,065

*	Dividends were declared based on total amount paid up.

The following table shows the reconciliation of our consolidated retained earnings available for dividend declaration as at December 31, 2017:

(in million pesos)
Consolidated unappropriated retained earnings as at December 31, 2016	3,483
Effect of IAS 27 Adjustments and other adjustments	20,778
Parent Company’s unappropriated retained earnings at beginning of the year	24,261
Less: Cumulative unrealized income – net of tax:
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(523)
Fair value adjustments of investment property resulting to gain	(871)
Fair value adjustments (mark-to-market gains)	(2,922)
Parent Company’s unappropriated retained earnings available for dividends as at January 1, 2017	19,945
Parent Company’s net income attributable to equity holders of PLDT for the year	27,370
Less: Fair value adjustment of investment property resulting to gain	(8)
Fair value adjustments (mark-to-market gains)	(260)
27,102
Add: Revaluation increment removed from other comprehensive income
Realized fair value adjustments of investment property	101
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(16,420)
Charged to retained earnings	(16,479)
Parent Company’s unappropriated retained earnings available for dividends as at December 31, 2017	30,669